Lease Liabilities (Details) - Lease Liabilities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Liabilities [Line Items]
Lease liability	$ 126,797	$ 447,514
Payments of lease liabilities	$ 151,286	$ 146,880	$ 96,000